RISKS AND UNCERTAINTIES (Tables)	9 Months Ended
Sep. 30, 2021
Risks and Uncertainties [Abstract]
SCHEDULE OF CURRENCY EXCHANGE RATE

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	September 30, 2021	December 31, 2020
Year-end spot rate	US$1=RMB 6.4434	US$1=RMB 6.5250
Average rate	US$1=RMB 6.4701	US$1=RMB 6.9042